Income tax benefit (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 1,324,357	$ 1,719,430
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (190,559)	$ (131,633)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(2.00%)
Nondeductible Expenses	$ (15,585)	$ (149,298)
[custom:NondeductibleExpensesPercentage]	0.00%	(2.00%)
Change In Valuation Allowance And Other	$ (1,118,213)	$ (593,315)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(9.00%)
Income Tax Benefit	$ 0	$ 845,184
[custom:IncomeTaxBenefitPercent]	0.00%	12.00%
Deferred income tax assets
Net operating loss carry forwards	$ 39,515,300		$ 35,650,114
Property, Plant and Equipment	2,611,418		5,676,072
Other	1,549,900		1,638,122
Total deferred income tax asset	43,676,618		42,964,308
Valuation allowance	(43,597,558)		(42,958,243)
Deferred income tax assets net of valuation allowance	79,060		6,065
Deferred income tax liabilities
Other	(79,060)		(6,065)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	2,062,125
Canadian Tax Loss Carryforward Expiring 2027	3,827,035
Canadian Tax Loss Carryforward Expiring 2028	14,586,915
Canadian Tax Loss Carryforward Expiring 2029	13,824,127
Canadian Tax Loss Carryforward Expiring 2030	17,078,940
Canadian Tax Loss Carryforward Expiring 2031	19,124,459
Canadian Tax Loss Carryforward Expiring 2032	5,548,816
Canadian Tax Loss Carryforward Expiring 2033	8,066,837
Canadian Tax Loss Carryforward Expiring 2034	9,346,654
Canadian Tax Loss Carryforward Expiring 2035	13,341,659
Canadian Tax Loss Carryforward Expiring 2036	15,861,828
Canadian Tax Loss Carryforward Expiring 2037	11,961,995
Canadian Tax Loss Carryforward Expiring 2038	1,144,730
Canadian Tax Loss Carryforward Expiring 2039	2,983,494
Canadian Tax Loss Carryforward Expiring 2040	4,434,835
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	13,284,297
[custom:UsTaxLossCarryforward-0]	1,883,874
Total Us Tax Loss Carryforward	1,883,874
Total Canadian Tax Loss Carryforward	$ 156,478,746